Investments - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other expenses, net
Investments
Group recorded impairment loss other (expenses) income	¥ 2,114,370	¥ 19,689,373	¥ 58,005,769